Average Annual Total Returns - FidelitySeriesInternationalDevelopedMarketsBondIndexFund-PRO - FidelitySeriesInternationalDevelopedMarketsBondIndexFund-PRO - Fidelity Series International Developed Markets Bond Index Fund
	Mar. 01, 2025
Fidelity Series International Developed Markets Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	2.91%
Since Inception	(1.76%)	[1]
Fidelity Series International Developed Markets Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.46%
Since Inception	(2.73%)	[1]
Fidelity Series International Developed Markets Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.74%
Since Inception	(1.74%)	[1]
IXW82
Average Annual Return:
Past 1 year	2.95%
Since Inception	(1.57%)
LB135
Average Annual Return:
Past 1 year	(1.69%)
Since Inception	(4.79%)

[1]	A From August 31, 2021 .